CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Products	$ 19,396	$ 7,631	$ 23,113
Services	13,868	12,394	5,227
Total revenues	33,264	20,025	28,340
Cost of revenues
Cost of products	11,132	7,669	8,543
Cost of Services	9,219	9,792	1,903
Total cost of revenues	20,351	17,461	10,446
Gross profit	12,913	2,564	17,894
Operating expenses:
Research and development	7,238	6,718	3,669
Sales and marketing	8,099	9,970	6,611
General and administrative	6,113	7,277	3,947
Other expense (income), net	(2,021)	713	2,174
Gain from bargain acquisition	0	(10,515)	0
Total operating expenses	19,429	14,163	16,401
Operating income (loss)	(6,516)	(11,599)	1,493
Financial expenses, net	(538)	(303)	(277)
Income (loss) before income taxes	(7,054)	(11,902)	1,216
Income tax benefit (expense)	393	(2,091)	(197)
Net income (loss)	$ (6,661)	$ (13,993)	$ 1,019
Net income (loss) per share:
Basic	$ (0.45)	$ (0.93)	$ 0.07
Diluted	$ (0.45)	$ (0.93)	$ 0.07
Shares used in calculation of net income per share:
Basic (in shares)	14,938,943	15,048,812	15,047,496
Diluted (in shares)	14,938,943	15,048,812	15,202,303